Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues		$ 113,765	$ 82,912
Operating expenses:
Cost of revenues	[1]	31,937	21,802
Research and development	[1]	20,736	24,017
Sales and marketing	[1]	42,678	29,676
Editorial	[1]	15,956	14,634
General and administrative	[1]	77,801	32,491
Amortization of intangible assets	[1]	10,451	9,359
Loss on sublease	[1]		1,817
Transaction costs, net	[1]	2,395	4,698
Total operating expenses	[1]	201,954	138,494
Operating loss		(88,189)	(55,582)
Interest expense, net		95,741	64,800
Change in fair value of warrant and derivative liabilities		(12,747)	(3,405)
Gain on PPP loan upon extinguishment		(7,667)
Loss on debt extinguishment, net		45,250
Loss contingency		11,700
Other expense, net		1,045	333
Net loss before income taxes		(221,511)	(117,310)
Benefit from income taxes		(3,254)	(7,889)
Net loss		(218,257)	(109,421)
Other comprehensive loss		(154)	(568)
Total comprehensive loss		(218,411)	(109,989)
Net loss		(218,257)	(109,421)
Deemed dividend		(26,570)	(197,511)
Net loss used to compute basic loss per share		(244,827)	(306,932)
Net loss used to compute diluted loss per share		$ (244,827)	$ (306,932)
Earnings (loss) per share attributable to common shareholders:
Basic		$ (3.68)	$ (19.8)
Diluted		$ (3.68)	$ (19.8)
Weighted average shares used in computing earnings (loss) per share attributable to common shareholders:
Basic		66,513,704	15,503,829
Diluted		66,513,704	15,503,829
Subscription
Revenues:
Total revenues		$ 100,522	$ 74,002
Advisory, advertising, and other
Revenues:
Total revenues		$ 13,243	$ 8,910

[1]
(1)	Amounts include stock-based compensation expenses, as follows:

	Years Ended December 31,
	2022	2021
Cost of revenues	$81	$16
Research and development	1,007	277
Sales and marketing	762	147
Editorial	603	89
General and administrative	35,594	481